SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Wages	$ 68,219	$ 22,950	$ 25,654
Accrued Interest and other	56,612	143,847	477,941
Accrued Interest and other	124,830	166,797	503,595
Accrued Interest and other	$ 124,830	166,797	$ 503,595
Previously Reported [Member]
Accrued Wages		22,950
Accrued Interest and other		135,662
Accrued Interest and other		158,612
Accrued Interest and other		$ 158,612